Accounting for Transmission Line projects Entered into by the Group - Schedule of Movement of Contract Assets (Detail) (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Unwinding of contract asset percentage	4.89%	4.89%
BOOM Model
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Profit included in recognition of contract assets pursuant to recognition construction revenue	₨ 36	₨ 161	₨ 3
Derecognition of contract asset for BOOM projects transferred to trade receivable	₨ 0	₨ 95